Significant Components of Contract Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 88,765	$ 80,521
Payments for processing rights, net	74,222	85,730
Total	$ 162,987	$ 166,251